Leases - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Apr. 30, 2026	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 290,470		$ 278,814
Lease Agreement for Buildings and Docking
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 18,900
Lease liability		$ 17,700